Shareholder Report, Average Annual Return (Details) 192397_Amplify AI Powered Equity ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	95 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify AI Powered Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify AI Powered Equity ETF NAV
Average Annual Return, Percent	19.68%	8.71%	9.60%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	14.73%